Estimated Aggregate Amortization Expenses for Intangible Assets for Next Five Years (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Expected Amortization Expense [Line Items]
2013	¥ 9,141
2014	5,675
2015	4,052
2016	3,512
2017	¥ 2,897